UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2015 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--.9%
Harley-Davidson	67,750		3,719,475
Banks--4.8%
Bank of America	568,370		8,855,205
PNC Financial Services Group	57,300		5,111,160
Wells Fargo & Co.	126,150		6,477,802
			20,444,167
Capital Goods--7.6%
3M	30,850		4,373,604
Eaton	100,560		5,158,728
Honeywell International	68,812		6,515,808
Illinois Tool Works	72,900		6,000,399
Ingersoll-Rand	111,740		5,673,040
United Technologies	53,820		4,789,442
			32,511,021
Consumer Durables & Apparel--2.2%
NIKE, Cl. B	36,029		4,430,486
PVH	49,562		5,052,350
			9,482,836
Consumer Services--2.3%
Cheesecake Factory	70,850		3,823,066
Yum! Brands	73,770		5,897,911
			9,720,977
Diversified Financials--7.3%
Ally Financial	217,990	a	4,442,636
Capital One Financial	87,250		6,327,370
Charles Schwab	217,450		6,210,372
Intercontinental Exchange	34,368		8,076,136
Invesco	201,226		6,284,288
			31,340,802
Energy--8.0%
Anadarko Petroleum	42,650		2,575,634
Chevron	45,436		3,583,992
Exxon Mobil	96,070		7,142,804
Halliburton	141,680		5,008,388
Phillips 66	34,850		2,677,874
Pioneer Natural Resources	23,900		2,907,196
Schlumberger	73,220		5,049,983
Valero Energy	85,240		5,122,924
			34,068,795
Food & Staples Retailing--2.0%
Costco Wholesale	22,964		3,319,905
CVS Health	55,061		5,312,285
			8,632,190
Food, Beverage & Tobacco--7.8%
Anheuser-Busch InBev, ADR	29,288		3,113,900
Constellation Brands, Cl. A	32,516		4,071,328
Hershey	49,630		4,560,004
Monster Beverage	49,553	a	6,696,592
PepsiCo	82,520		7,781,636
Philip Morris International	90,300		7,163,499
			33,386,959
Health Care Equipment & Services--2.6%
Abbott Laboratories	82,960		3,336,651
Cardinal Health	51,020		3,919,356
Universal Health Services, Cl. B	31,900		3,981,439
			11,237,446
Household & Personal Products--.9%
Procter & Gamble	51,275		3,688,724

Insurance--3.4%
Aflac	75,460		4,386,490
FNF Group	118,560		4,205,323
Hartford Financial Services Group	134,870		6,174,349
			14,766,162
Materials--2.8%
Celanese, Ser. A	75,450		4,464,376
Dow Chemical	104,350		4,424,440
Nucor	80,410		3,019,396
			11,908,212
Media--4.3%
Comcast, Cl. A	168,330		9,574,610
Time Warner	73,620		5,061,375
Walt Disney	35,640		3,642,408
			18,278,393
Pharmaceuticals, Biotech & Life Sciences--10.7%
AbbVie	94,640		5,149,362
Allergan	23,330	a	6,341,327
Amgen	14,762		2,041,880
Anacor Pharmaceuticals	18,769	a	2,209,299
Biogen	13,509	a	3,942,061
BioMarin Pharmaceutical	21,296	a	2,242,895
Bristol-Myers Squibb	53,680		3,177,856
Celgene	18,410	a	1,991,410
Johnson & Johnson	85,090		7,943,152
Mallinckrodt	5	a	320
Merck & Co.	77,930		3,848,963
Pfizer	219,050		6,880,361
			45,768,886
Real Estate--1.1%
American Tower	54,710	b	4,813,386
Retailing--3.2%
Amazon.com	14,568	a	7,457,214
Home Depot	53,061		6,128,015
			13,585,229
Semiconductors & Semiconductor Equipment--1.1%
Avago Technologies	38,031		4,754,255
Software & Services--13.7%
Accenture, Cl. A	65,310		6,417,361
Adobe Systems	71,260	a	5,858,997
Electronic Arts	88,270	a	5,980,293
Facebook, Cl. A	121,160	a	10,892,284
Google, Cl. A	20,762	a	13,253,838
Microsoft	94,810		4,196,291
salesforce.com	101,500	a	7,047,145
ServiceNow	73,770	a	5,123,327
			58,769,536
Technology Hardware & Equipment--6.2%
Apple	120,955		13,341,336
Cisco Systems	130,560		3,427,200
Palo Alto Networks	31,050	a	5,340,600
TE Connectivity	77,230		4,625,305
			26,734,441
Telecommunication Services--2.1%
AT&T	147,680		4,811,414
Verizon Communications	92,450		4,022,500
			8,833,914
Transportation--1.4%
Union Pacific	67,516		5,969,090
Utilities--2.7%
Exelon	169,490		5,033,853
Sempra Energy	66,682		6,449,483
			11,483,336
Total Common Stocks
(cost $383,239,794)			423,898,232

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,843,339)	3,843,339 [c]	3,843,339
Total Investments (cost $387,083,133)	100.0%	427,741,571
Cash and Receivables (Net)	.0%	89,958
Net Assets	100.0%	427,831,529

ADR-- American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $40,658,438 of which $59,298,611 related to appreciated investment securities and $18,640,173 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.7
Pharmaceuticals, Biotech & Life Sciences	10.7
Energy	8.0
Food, Beverage & Tobacco	7.8
Capital Goods	7.6
Diversified Financials	7.3
Technology Hardware & Equipment	6.2
Banks	4.8
Media	4.3
Insurance	3.4
Retailing	3.2
Materials	2.8
Utilities	2.7
Health Care Equipment & Services	2.6
Consumer Services	2.3
Consumer Durables & Apparel	2.2
Telecommunication Services	2.1
Food & Staples Retailing	2.0
Transportation	1.4
Real Estate	1.1
Semiconductors & Semiconductor Equipment	1.1
Automobiles & Components	.9
Household & Personal Products	.9
Money Market Investment	.9
100.0

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	416,030,077	-	-	416,030,077
Equity Securities - Foreign Common Stocks+	7,868,155	-	-	7,868,155
Mutual Funds	3,843,339	-	-	3,843,339

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--1.6%
Harley-Davidson	11,580		635,742
Capital Goods--9.3%
3M	4,273		605,783
Boeing	5,221		683,690
Honeywell International	9,034		855,429
Ingersoll-Rand	13,360		678,287
Lockheed Martin	1,979		410,266
United Technologies	5,100		453,849
			3,687,304
Consumer Durables & Apparel--4.1%
NIKE, Cl. B	7,694		946,131
PVH	6,799		693,090
			1,639,221
Consumer Services--3.4%
Cheesecake Factory	10,650		574,674
Yum! Brands	9,570		765,122
			1,339,796
Diversified Financials--2.5%
Charles Schwab	12,850		366,996
Intercontinental Exchange	1,122		263,659
Invesco	11,948		373,136
			1,003,791
Energy--1.9%
Baker Hughes	5,680		295,587
Devon Energy	6,110		226,620
Valero Energy	3,690		221,769
			743,976
Food & Staples Retailing--1.2%
Costco Wholesale	3,261		471,443
Food, Beverage & Tobacco--10.0%
Altria Group	10,100		549,440
Constellation Brands, Cl. A	5,226		654,347
Hershey	4,800		441,024
Monster Beverage	3,577	a	483,396
PepsiCo	10,820		1,020,326
Philip Morris International	10,350		821,065
			3,969,598
Health Care Equipment & Services--.9%
St. Jude Medical	5,530		348,888
Household & Personal Products--.9%
Kimberly-Clark	3,335		363,648
Insurance--1.0%
Arthur J. Gallagher & Co.	9,120		376,474
Materials--3.1%
Celanese, Ser. A	6,910		408,865

Dow Chemical	10,140		429,936
Nucor	10,330		387,891
			1,226,692
Media--5.3%
Comcast, Cl. A	19,190		1,091,527
Time Warner	9,050		622,188
Walt Disney	3,898		398,376
			2,112,091
Pharmaceuticals, Biotech & Life Sciences--14.6%
AbbVie	13,520		735,623
ACADIA Pharmaceuticals	6,105	a,b	201,892
Allergan	2,239	a	608,583
Amgen	2,321		321,041
Anacor Pharmaceuticals	2,539	a	298,866
Biogen	1,169	a	341,126
BioMarin Pharmaceutical	3,694	a	389,052
Bristol-Myers Squibb	10,480		620,416
Celgene	4,329	a	468,268
Gilead Sciences	6,081		597,093
Johnson & Johnson	4,101		382,828
Mallinckrodt	4,953	a	316,695
Pfizer	11,670		366,555
Vertex Pharmaceuticals	1,566	a	163,083
			5,811,121
Real Estate--1.7%
DDR	17,080	c	262,690
Kimco Realty	16,710	c	408,225
			670,915
Retailing--4.9%
Amazon.com	2,122	a	1,086,231
Lowe's	9,550		658,186
TripAdvisor	2,830	a	178,347
			1,922,764
Semiconductors & Semiconductor Equipment--1.1%
Avago Technologies	1,928		241,019
Skyworks Solutions	2,452		206,483
			447,502
Software & Services--19.6%
Accenture, Cl. A	6,422		631,026
Adobe Systems	6,680	a	549,230
Cognizant Technology Solutions,
Cl. A	10,490	a	656,779
Electronic Arts	8,740	a	592,135
Facebook, Cl. A	15,030	a	1,351,197
Google, Cl. A	2,906	a	1,855,103
Microsoft	16,480		729,405
salesforce.com	9,840	a	683,191
ServiceNow	7,210	a	500,734
Splunk	4,140	a	229,149
			7,777,949
Technology Hardware & Equipment--7.9%
Apple	20,720		2,285,416

Palo Alto Networks	3,264	a	561,408
Western Digital	3,410		270,890
			3,117,714
Telecommunication Services--3.0%
AT&T	12,250		399,105
Verizon Communications	18,190		791,447
			1,190,552
Transportation--1.7%
Union Pacific	7,826		691,897
Total Common Stocks
(cost $33,127,236)			39,549,078

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $207,918)	207,918	[d]	207,918
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $281)	281	[d]	281
Total Investments (cost $33,335,435)	100.2%		39,757,277
Liabilities, Less Cash and Receivables	(.2%)		(61,201)
Net Assets	100.0%		39,696,076

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $199,842 and the value of the collateral held by the fund was $189,046, consisting of cash collateral of $281 and U.S. Government & Agency securities valued at $188,765.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $6,421,842 of which $7,535,609 related to appreciated investment securities and $1,113,767 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19.6
Pharmaceuticals, Biotech & Life Sciences	14.6
Food, Beverage & Tobacco	10.0
Capital Goods	9.3
Technology Hardware & Equipment	7.9
Media	5.3
Retailing	4.9
Consumer Durables & Apparel	4.1
Consumer Services	3.4
Materials	3.1
Telecommunication Services	3.0
Diversified Financials	2.5

Energy	1.9
Real Estate	1.7
Transportation	1.7
Automobiles & Components	1.6
Food & Staples Retailing	1.2
Semiconductors & Semiconductor Equipment	1.1
Insurance	1.0
Health Care Equipment & Services	.9
Household & Personal Products	.9
Money Market Investments	.5
100.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	39,308,059	-	-	39,308,059
Equity Securities - Foreign Common Stocks+	241,019	-	-	241,019
Mutual Funds	208,199	-	-	208,199

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)